Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Provision for Income Taxes

The provision for income taxes for the years ended December 31, 2024 and 2023 consisted of the following:

	December 31, 2024	December 31, 2023
Income Tax Expense
Current federal tax expense
Federal	$-	$-
State	5,100	2,421
Deferred tax
Federal	-	162,048
State	-	53,889
Total	$5,100	$218,358

Schedule of Reconciliations of Statutory Income Tax Rate	The following is a reconciliation of income tax expenses at the effective rate to income tax at the calculated statutory rates:
	December 31, 2024	December 31, 2023
Statutory tax rate
Federal	21.00%	21.00%
State of California	6.90%	6.81%
Permanent difference	(0.11)%	(4.19)%
Change in valuation allowance	(27.83)%	(26.69)%
Effective tax rate	(0.04)%	(3.07)%

Schedule of Net Deferred Taxes

The significant components that comprised the Company’s net deferred taxes are as follows:

	As of December 31, 2024	As of December 31, 2023
Deferred tax assets/(liabilities)
Property, plant and equipment	(70,758)	(70,758)
Right of use asset	66,063	17,283
Allowance for credit loss	441,890	327,557
Inventory impairment	1,003,122	355,243
Net operating loss – federal	4,237,504	1,243,813
Less: valuation allowance	(5,677,821)	(1,873,138)
Total deferred tax assets/(liabilities)	-	-